GUIDESTONE FUNDS
Supplement dated October 6, 2023
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT
Effective August 31, 2023, all references to Trustees are changed to “Directors” within the Prospectus.
II.  CHANGES TO MANAGEMENT OF THE FUNDS
Effective January 1, 2024, David S. Spika, CFA, will no longer serve as an officer of or portfolio manager to GuideStone Funds. Upon effectiveness, all references to Mr. Spika will be deleted in their entirety.
In addition, effective January 1, 2024, all references to Brandon Pizzurro, CFP®, Vice President – Investment Officer will be deleted in their entirety and replaced with Brandon Pizzurro, CFP®, President and Chief Investment Officer.
III.  PORTFOLIO MANAGER UPDATE FOR THE LOW-DURATION BOND FUND
Effective September 28, 2023, Adam Carlin, CFA, Director, no longer serves as a portfolio manager to the assigned portion of the Low-Duration Bond Fund managed by BlackRock Financial Management, Inc., BlackRock International Limited and BlackRock (Singapore) Limited. All references to Mr. Carlin are deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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GUIDESTONE FUNDS
Supplement dated October 6, 2023
to
Statement of Additional Information (“SAI”) dated May 1, 2023
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  CHANGES TO MANAGEMENT OF THE FUNDS
Effective January 1, 2024, David S. Spika will no longer serve as President and an “interested” director (“Interested Director”) of GuideStone Funds (“the Trust”), as the term “interested person” is defined in Section 2(a)(19) of the Investment Company Act, as amended (“1940 Act”). Upon effectiveness, all references to Mr. Spika will be deleted in their entirety.
Effective January 1, 2024, the SAI is hereby amended to add Brandon Pizzurro, CFP®, as an Interested Director of the Board of Directors of the Trust (the “Board”). In addition, Mr. Pizzurro will become President of the Trust on January 1, 2024.
Effective January 1, 2024, the SAI is hereby amended to add Jill R. Rayburn as a member of the Board. Dr. Rayburn will serve as an independent director, as she will not be an “interested person” of the Trust, as the term “interested person” is defined in Section 2(a)(19) of the 1940 Act.
Each of the following changes is effective January 1, 2024. Under the heading “Management of the Funds,” on page 58, the first paragraph, entitled The Board of Directors and Board Role in Risk Oversight, is deleted in its entirety and replaced with the following:
The Board of Directors. The primary responsibility of the Board of Directors is to represent the interests of the shareholders of the Trust and to oversee the management of the Trust. The Board meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Director. The Board is comprised of nine individuals, one of whom is considered “interested” Director as defined by the 1940 Act due to his positions with the Trust, the Adviser, GuideStone Financial Resources and GuideStone Investment Services. The remaining Directors are deemed not to be “interested persons” of the Trust as defined by Section 2(a)(19) of the 1940 Act (“Independent Directors”).
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Under the section entitled Information About Each Director’s Qualifications, Experience, Attributes or Skills, beginning on page 59, the disclosure for Mr. Pizzurro is moved from under the “Officers Who Are Not Directors” heading to the “Interested Director and Officer” heading, and the disclosure for Dr. Rayburn is added in alphabetical order under the applicable heading:
Name (Year of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Trusteeships/ Directorships Held by Director During Past 5 Years[2]
INTERESTED DIRECTOR AND OFFICER
Brandon Pizzurro (1981) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director and President	Since 2024[3]	Chief Investment Officer, GuideStone Financial Resources, –2024– present; Director of Public Investments, GuideStone Financial Resources, 2021 – 2023; Portfolio Manager, GuideStone Financial Resources, 2019– 2021; Senior Investment Analyst, GuideStone Financial Resources, 2017 –2019.	27	N/A
INDEPENDENT DIRECTOR
Jill R. Rayburn (1969) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2024	University General Counsel, North Greenville University, 2021– present; Adjunct Professor, North Greenville University, 2009 – present; Managing Partner, Richey Family, GP; Richey Girls, GP, and Richey Development, GP, 2004– present; Assistant Provost for Academic Outreach and Director of Professional Programs/Title IX Coordinator, North Greenville University, 2019– 2020; Director Academic Engagement and Outreach, North Greenville University, 2017–2018.	27	None
(1)
Each Independent Director serves until his or her resignation, removal or mandatory retirement. Each Interested Director serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the Board of Directors of GuideStone Financial Resources, if applicable. All Directors must retire at the end of the calendar year in which they attain the age of 80. Officers serve at the pleasure of the Board of Directors.
(2)
Directorships not included in the Trust complex that are held by a director in any company with a class of securities registered pursuant to section 12 of the Securities Exchange Act of 1934 or any company registered as an investment company under the 1940 Act.
(3)
Mr. Pizzurro is an Interested Director of the Trust, since 2024, due to his positions with the Trust, the Adviser, GuideStone Financial Resources and GuideStone Investment Services. He has served as an officer of the Trust since 2021, and from 2021 to 2023, he served as Vice President – Investment Officer.
In the section entitled Information About Each Director’s Qualifications, Experience, Attributes or Skills, beginning on page 59, the following paragraphs are added in alphabetical order, respectively:
Brandon Pizzurro, CFP®. Mr. Pizzurro is President of the Trust, President and Chief Investment Officer of the Adviser and serves as Chief Investment Officer of GuideStone Financial Resources. He leads the GuideStone Financial Resources’ investments line of business, chairs GuideStone Financial Resources’ Committee on Faith-Based Investing, oversees the management of unregistered alternative investments held by GuideStone Financial Resources and is member of other committees of GuideStone and GSCM. Prior to his current role, Mr. Pizzurro was Director of Public Investments and the principal portfolio manager for the Funds, where he directed manager research, selection, ongoing monitoring and due diligence and is responsible for leading the analyst research team
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and investment process of the Adviser. He joined GuideStone in 2017 as a Senior Investment Analyst, where he performed quantitative and qualitative analysis, including research and recommendations regarding Fund structure and composition, on the Funds. Mr. Pizzurro holds a Bachelor of Business Administration degree with a double major in Finance and Real Estate from Baylor University. He is a CERTIFIED FINANCIAL PLANNERTM certificant and a member of both the CFA Institute and the CFA Society of Dallas/Fort Worth.
Jill R. Rayburn, JD. Dr. Rayburn serves as the University General Counsel for North Greenville University, since 2021. In addition, she serves or has served North Greenville University as an adjunct professor, Assistant Provost for Academic Outreach and Director of Professional Programs / Title IX Coordinator from 2019 to 2020 and Director of Academic Engagement and Outreach from 2017 to 2018. Dr. Rayburn is the Managing Partner for Richey Family, GP, Richey Girls, GP and Richey Development, GP, since 2004. She holds a Bachelor of Arts, summa cum laude, in Political Science/History with a minor in Economics from King College and a Doctor of Jurisprudence, with honors, from the University of Memphis Cecil C. Humphrey School of Law.
In the section entitled Security and Other Interests, on page 64, the following information is added in alphabetical order under the applicable heading, which is current as of December 31, 2022:
Name of Director	Dollar Range of Equity Securities in each Series of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INTERESTED DIRECTOR
Brandon Pizzurro
$10,001-$50,000 in the MyDestination 2055 Fund
$10,001-$50,000 in the Global Impact Fund[1]
$1-$10,000 in the Global Real Estate Securities Fund
$10,001-$50,000 in the Value Equity Fund
$10,001-$50,000 in the Growth Equity Fund
$10,001-$50,000 in the Small Cap Equity Fund
$10,001-$50,000 in the International Equity Fund
$10,001-$50,000 in the Emerging Markets Equity Fund
Over $100,000
INDEPENDENT DIRECTORS
Jill R. Rayburn	NONE	NONE

(1)
The Global Impact Fund was liquidated and terminated on January 27, 2023.
II.  PORTFOLIO MANAGER CHANGE TO THE LOW-DURATION BOND FUND
Effective September 28, 2023, Adan Carlin, CFA, Director, no longer serves as a portfolio manager to the assigned portion of the Low-Duration Bond Fund managed by BlackRock Financial Management, Inc., BlackRock International Limited and BlackRock (Singapore) Limited. All references to Mr. Carlin are deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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